Risk Management (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Description of accounts payable	The Company's Canadian dollar equivalent of financial assets and liabilities that are denominated in Danish Krones consist of accounts payable of $27,879 credit note (2018 - $9,475) and $3,858 in USD currency (2018 - $78,806).
Danish Krone [Member]
Statement Line Items [Line Items]
Accounts payable	$ 27,879	$ 9,475
USD [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	130.16%
Accounts payable	$ 3,858	$ 78,806
EUR [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	145.97%
DKK [Member]
Statement Line Items [Line Items]
Closing foreign exchange rate	19.54%